Third Quarter Report
July 31, 2023 (Unaudited)
Columbia Connecticut Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 3.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 3.6%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	4.650%	750,000	750,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.650%	1,000,000	1,000,000
Total			1,750,000
Total Floating Rate Notes (Cost $1,750,000)			1,750,000

Municipal Bonds 95.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 12.3%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,010,297
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,044,402
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	318,300
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2035	5.000%	475,000	521,204
07/01/2036	5.000%	150,000	163,150
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	2,940,023
Total			5,997,376
Hospital 11.3%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,393,963
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A
07/01/2036	4.000%	1,045,000	1,037,886
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,096,621
Total			5,528,470
Local General Obligation 23.2%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,089,596
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	463,038
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,241,360
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	775,268
Series 2019B (AGM)
02/01/2030	5.000%	450,000	499,443
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	520,728
08/01/2032	5.000%	500,000	520,560
Series 2022
08/01/2028	5.000%	250,000	276,339
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	547,482
Series 2019A
07/15/2033	5.000%	2,500,000	2,793,140
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,079,421
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2025	4.750%	1,150,000	1,187,267
2	Columbia Connecticut Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	359,638
Total			11,353,280
Pool / Bond Bank 4.5%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bonds
Series 2017A
05/01/2034	5.000%	1,500,000	1,621,161
Series 2019A
02/01/2035	4.000%	565,000	589,991
Total			2,211,152
Prep School 6.0%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Taft School Issue
Series 2018K
07/01/2035	4.000%	1,115,000	1,144,241
Revenue Bonds
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	1,796,895
Total			2,941,136
Refunded / Escrowed 4.8%
City of New Britain
Prerefunded 09/01/28 Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	802,429
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Greenwich Academy
Series 2007E Escrowed to Maturity (AGM)
03/01/2026	5.250%	1,500,000	1,543,208
Total			2,345,637
Single Family 11.8%
Connecticut Housing Finance Authority(c)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	690,000	642,956
Series 2020A-2
11/15/2030	2.150%	1,000,000	916,580
05/15/2031	2.200%	1,000,000	911,966
Series 2020C
11/15/2028	5.000%	575,000	612,751
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	929,346
Social Bonds
Series 2021D-1
05/15/2029	5.000%	700,000	764,365
Subordinated Series 2017D-1
11/15/2032	3.200%	525,000	509,775
Subordinated Series 2018C-1
11/15/2038	3.625%	535,000	506,603
Total			5,794,342
Special Non Property Tax 4.5%
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2037	5.000%	1,000,000	1,107,858
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,091,873
Total			2,199,731
State Appropriated 5.4%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,536,714
Series 2020A
02/15/2037	5.000%	1,000,000	1,100,960
Total			2,637,674
State General Obligation 6.7%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,095,263
Series 2018-E
09/15/2033	5.000%	1,000,000	1,099,695
Series 2019A
04/15/2036	5.000%	1,000,000	1,094,272
Total			3,289,230

Columbia Connecticut Intermediate Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 4.9%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2016A
11/15/2029	4.000%	500,000	515,141
11/15/2030	4.000%	400,000	411,725
11/15/2032	4.000%	440,000	452,693
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,014,717
Total			2,394,276
Total Municipal Bonds (Cost $47,526,713)			46,692,304
Money Market Funds 0.1%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.537%(d)	45,581	45,581
Total Money Market Funds (Cost $45,581)		45,581
Total Investments in Securities (Cost: $49,322,294)		48,487,885
Other Assets & Liabilities, Net		432,480
Net Assets		48,920,365

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2023.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on April 14, 2023, the Fund was closed to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the Fund. It is currently anticipated that the Fund will be liquidated on or about November 7, 2023, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Third Quarter Report 2023

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